Apr. 30, 2021
Brighthouse/Wellington Large Cap Research Portfolio
Brighthouse/Wellington Large Cap Research Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees (fees paid directly from your investment)
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 76% of the average value of its portfolio.
Principal Investment Strategies
Wellington Management Company LLP (“Wellington Management” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in equity securities of U.S. companies and, to a lesser extent, of foreign companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of large-capitalization companies. The Portfolio considers a company to be a large-capitalization company if it has a market capitalization at the time of purchase that falls within the market capitalization range of companies included in the Russell 1000® Index or the S&P 500® Index. As of December 31, 2020, the lowest capitalization of companies in the Russell 1000 Index was $321 million, while the lowest capitalization of companies in the S&P 500 Index was $3.4 billion as of that date. Equity securities may include common stocks, preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants. In managing the Portfolio, Wellington Management allocates the Portfolio’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington Management’s team of global industry analysts. The Portfolio typically seeks to maintain representation in each major industry represented by broad-based, large cap U.S. equity indices. The Portfolio may, from time to time, emphasize one or more sectors. Wellington Management may invest up to 15% of the Portfolio’s total net assets in securities of foreign issuers and non-dollar denominated securities. In analyzing a prospective investment for the Portfolio, Wellington Management utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus. The significance of any specific risk to an investment in the Portfolio will vary over time, depending on the composition of the Portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, changes in general economic conditions, such as prevailing interest rates or investor sentiment, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID‑19 outbreak. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio. Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category will be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies. Foreign Investment Risk. Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social, economic and other developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of broad-based securities market indexes. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective February 3, 2014, Wellington Management became the subadviser to the Portfolio. Investment performance of the Portfolio and the Portfolio’s predecessor fund prior to that date may not be representative of the performance the Portfolio would have achieved had Wellington Management been its subadviser and had its current principal investment strategies then been in effect.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year
Highest Quarter2nd – 2020 22.64%Lowest Quarter1st – 2020-20.51%
Average Annual Total Return as of December 31, 2020